Average Annual Total Returns{- Fidelity Short-Term Bond Fund} - 08.31 Fidelity Short-Term Bond Fund AMCIZ PRO-10 - Fidelity Short-Term Bond Fund	Fidelity Advisor Short-Term Bond Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor Short-Term Bond Fund: Class A Return Before Taxes Since Inception		Fidelity Advisor Short-Term Bond Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Short-Term Bond Fund: Class A After Taxes on Distributions Since Inception		Fidelity Advisor Short-Term Bond Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Short-Term Bond Fund: Class A After Taxes on Distributions and Sales Since Inception		Fidelity Advisor Short-Term Bond Fund: Class M Return Before Taxes Past 1 year	Fidelity Advisor Short-Term Bond Fund: Class M Return Before Taxes Since Inception		Fidelity Advisor Short-Term Bond Fund: Class C Return Before Taxes Past 1 year	Fidelity Advisor Short-Term Bond Fund: Class C Return Before Taxes Since Inception		Fidelity Advisor Short-Term Bond Fund: Class I Return Before Taxes Past 1 year	Fidelity Advisor Short-Term Bond Fund: Class I Return Before Taxes Since Inception		Fidelity Advisor Short-Term Bond Fund: Class Z Return Before Taxes Past 1 year	Fidelity Advisor Short-Term Bond Fund: Class Z Return Before Taxes Since Inception		LB013 Past 1 year	LB013 Since Inception
Total	2.43%	1.17%	[1]	1.62%	0.57%	[1]	1.43%	0.63%	[1]	2.42%	1.16%	[1]	1.98%	0.74%	[1]	4.15%	1.76%	[1]	4.17%	3.97%	[2]	4.03%	1.78%	[1]

[1]	(a)From July 12, 2016
[2]	(b)From October 2, 2018